SEGMENT INFORMATION - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 472,672	$ 425,772	$ 433,893
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	158,135	152,437	153,164
Singapore
Disclosure Of Geographical Areas [Line Items]
Revenue	154,379	135,227	118,789
Australia
Disclosure Of Geographical Areas [Line Items]
Revenue	67,106	62,139	60,299
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	76,146	62,239	82,187
India
Disclosure Of Geographical Areas [Line Items]
Revenue	923	973	779
Southeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	15,983	12,741	18,663
Northeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 0	$ 16	$ 12